COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2014, were as follows:

2015	$6,130
2016	4,493
2017	3,457
2018	3,014
2019	1,072
Thereafter	100

$18,266